Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Less: Accumulated amortization		¥ (2,647)		¥ (4,436)
Intangible assets, net		7,212	$ 789	5,423
Amortization expenses	¥ 1,789	1,765
Estimated amortization expenses to the intangible assets for future periods
2019				1,793
2020				1,793
2021				1,793
2022				44
Customer database
Intangible assets, net
Intangible assets, gross		9,697		9,697
Trademark
Intangible assets, net
Intangible assets, gross		¥ 162		¥ 162